May 4, 2020

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE:	RiverSource Variable Account 10 ("Registrant")
	RiverSource RAVA 5	Advantage Variable Annuity
(Offered for contract applications signed on or after 4/30/2012 but prior to 4/29/2013)
	RiverSource RAVA 5	Select Variable Annuity
(Offered for contract applications signed on or after 4/30/2012 but prior to 4/29/2013)
	RiverSource RAVA 5	Access Variable Annuity
(Offered for contract applications signed on or after 4/30/2012 but prior to 4/29/2013)

File Nos. 333-179398/811-07355

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant's Post-Effective Amendment No. 13 filed on April 23, 2020.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/	Nicole D. Wood
---------------------------------
Nicole D. Wood
Assistant General Counsel and
Assistant Secretary